Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
TempCash
TempFund
BlackRock Liquid Federal Trust Fund
FedFund
T‑Fund
Treasury Trust Fund
California Money Fund
MuniCash
New York Money Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Funds, each dated February 28, 2023, as supplemented to date
Effective immediately, the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Key Facts About [the Fund]—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About [the Fund]—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

TEMPCASH
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
TempCash
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Funds, each dated February 28, 2023, as supplemented to date
Effective immediately, the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Key Facts About [the Fund]—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About [the Fund]—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

TEMPFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
TempFund
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Funds, each dated February 28, 2023, as supplemented to date
Effective immediately, the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Key Facts About [the Fund]—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About [the Fund]—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

BLACKROCK LIQUID FEDERAL TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
BlackRock Liquid Federal Trust Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Funds, each dated February 28, 2023, as supplemented to date
Effective immediately, the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Key Facts About [the Fund]—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About [the Fund]—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

FEDFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
FedFund
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Funds, each dated February 28, 2023, as supplemented to date
Effective immediately, the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Key Facts About [the Fund]—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About [the Fund]—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

T-FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
T‑Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Funds, each dated February 28, 2023, as supplemented to date
Effective immediately, the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Key Facts About [the Fund]—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About [the Fund]—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

TREASURY TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
Treasury Trust Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Funds, each dated February 28, 2023, as supplemented to date
Effective immediately, the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Key Facts About [the Fund]—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About [the Fund]—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

CALIFORNIA MONEY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
California Money Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Funds, each dated February 28, 2023, as supplemented to date
Effective immediately, the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Key Facts About [the Fund]—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About [the Fund]—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

MUNICASH
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
MuniCash
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Funds, each dated February 28, 2023, as supplemented to date
Effective immediately, the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Key Facts About [the Fund]—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About [the Fund]—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

NEW YORK MONEY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
New York Money Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated May 4, 2023 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Funds, each dated February 28, 2023, as supplemented to date
Effective immediately, the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Key Facts About [the Fund]—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About [the Fund]—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.